Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

December 31, 2012
Total capital (to risk- weighted assets)	$23,723	17.4%	$10,930	8.0%	$13,663	10.0%
Tier 1 capital (to risk- weighted assets)	$22,015	16.1%	$5,465	4.0%	$8,198	6.0%
Tangible capital (to tangible assets)	$22,015	10.3%	$3,197	1.5%	$4,263	2.0%

December 31, 2011
Total capital (to risk- weighted assets)	$23,568	17.2%	$10,961	8.0%	$13,702	10.0%
Tier 1 capital (to risk- weighted assets)	$22,334	16.3%	$5,481	4.0%	$8,221	6.0%
Tangible capital (to tangible assets)	$22,334	10.4%	$3,232	1.5%	$4,309	2.0%